UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey Rauman, President/
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6872

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

PIA BBB Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have  any securities that were subject to a vote during the reporting period.


PIA High Yield (MACS) Fund
--------------------------------------------------------------------------------------------------------------------------
 HEXION, INC.                                                                                Agenda Number:  935043428
--------------------------------------------------------------------------------------------------------------------------
        Security:  428302AA1
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2019
          Ticker:
            ISIN:  US428302AA14
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON PLAN (FOR = ACCEPT, AGAINST =                     Mgmt          No vote
       REJECT)

2.     OPT-OUT OF THE RELEASES BY HOLDERS OF                     Mgmt          No vote
       CLAIMS AND EQUITY INTERESTS CONTAINED IN
       ARTICLE IX.C OF THE PLAN. (FOR = OPT OUT,
       ABSTAIN = DO NOT OPT OUT)




--------------------------------------------------------------------------------------------------------------------------
 HEXION, INC.                                                                                Agenda Number:  935043454
--------------------------------------------------------------------------------------------------------------------------
        Security:  428303AM3
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2019
          Ticker:
            ISIN:  US428303AM35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON PLAN (FOR = ACCEPT, AGAINST =                     Mgmt          No vote
       REJECT)

2.     OPT-OUT OF THE RELEASES BY HOLDERS OF                     Mgmt          No vote
       CLAIMS AND EQUITY INTERESTS CONTAINED IN
       ARTICLE IX.C OF THE PLAN. (FOR = OPT OUT,
       ABSTAIN = DO NOT OPT OUT)



PIA High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA MBS Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short-Term Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have  any securities that were subject to a vote during the reporting period.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President, Chief Executive Officer,
                     Principal Executive Officer
Date                 08/20/2019